4. Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Archival Images, and Property and Equipment

4.	PROPERTY AND EQUIPMENT, NET

	March 31,	December 31,	Estimated
	2019	2018	Useful Lives
Frank Worth Collection	$2,770,000	$2,770,000	10 years
Other archival images	4,601,768	4,576,768	5-10 years
Leasehold improvements	12,446	12,446	7 years
Computer and other equipment	72,687	72,687	3 – 5 years
Furniture and fixtures	83,666	83,666	7 years
	7,540,567	7,515,567
Less accumulated deprecation	(2,251,603)	(1,981,887)
Total property and equipment, net	$5,288,964	$5,533,680

Depreciation expense was $269,716 and $102,993 for the three months ended March 31, 2019 and 2018, respectively, of which $261,190 and $96,279 are reported in cost of revenue, respectively.

4.	PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2018 and 2017 comprise of the following:

	December 31,		Estimated
	2018	2017	Useful Lives
Frank Worth Collection	$2,770,000	$2,770,000	10 years
Other archival images	4,562,266	939,343	5-10 years
Leasehold improvements	12,446	12,446	7 years
Computer and other equipment	87,189	72,687	3 – 5 years
Furniture and fixtures	83,666	83,666	7 years
	7,515,567	3,878,142
Less accumulated deprecation	(1,981,887)	(1 384,918)
Total property and equipment, net	$5,533,680	$2,493,224

Depreciation expense for the years ended December 31, 2018 and 2017 was $596,969 and $407,746, respectively.